Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Loss carryforwards	$ 6,580	$ 241
Change in valuation allowance	(6,580)	(241)
Total deferred tax provision